Prospectus

December 7, 2024, as supplemented April 29, 2025

EFFICIENT MARKET PORTFOLIO PLUS ETF	Ticker Symbol: EMPB
EFFICIENT MARKET PORTFOLIO LONG ETF	Ticker Symbol: EMPL
each of the above listed on NYSE Arca, Inc.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

EFFICIENT MARKET PORTFOLIO PLUS ETF
Fund Summary
INVESTMENT OBJECTIVE
The Efficient Market Portfolio Plus ETF (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.00%
Dividend and Interest Expenses on Securities Sold Short[2]	0.48%
Acquired Fund Fees and Expenses[1,3]	0.34%
Total Annual Fund Operating Expenses	1.82%
1 Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.
2. When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense. Interest expenses result from the Fund’s use of prime brokerage arrangements to execute short sales. Any interest expense amount or dividends paid on securities sold short will vary based on the extent the Fund sells securities short.
3 “Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$185	$573
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing an investment strategy that leverages NextGen EMP, Inc’s, the Fund’s sub-adviser (the “Sub-Adviser”), proprietary algorithm to estimate which asset classes or sectors of the economy are likely to exceed the returns of the overall U.S. equity market.
The algorithm has been designed to identify patterns and trends in historical data and real-time market data, resulting in price predictions for asset classes and/or sectors. The Sub-Adviser believes that by identifying emerging trends and patterns, it can construct a portfolio that provides exposure to asset classes and/or sectors that are expected to outperform the overall U.S. equity market while providing downside protection from those asset classes and/or sectors expected to underperform the overall U.S. equity market.
The Fund’s portfolio will be allocated across long and/or short positions in ETFs or individual equity securities. The Fund will hold long positions in asset classes or sectors that have been identified by the Sub-Adviser’s proprietary algorithm as being statistically likely to outperform the overall U.S. equity market. The Fund will hold short positions in asset classes or sectors that have been identified by the Sub-Adviser’s proprietary algorithm as being statistically likely to underperform the overall U.S.

equity market. When taking a short position, the Fund borrows the security from a third party and sells it at the then current market price with the expectation that the security’s price will decline.
When investing in underlying ETFs, the Fund will hold typically 12 to 24 ETFs that provide either long or short exposure to the desired asset classes or sectors. The asset classes analyzed by the Sub-Adviser generally include, among others, U.S. equities of small-, mid-, and large-capitalization companies, U.S. Treasury securities, and foreign equity securities. The Fund’s exposure to foreign equity securities will be through investments in other ETFs and it may include exposure to small-, mid- and/or large- capitalization companies. In addition, at times, the Fund may take long or short positions in ETFs that focus their investments on a particular country and/or region. The Fund, under normal market conditions, will be approximately 100% invested in long positions, and the Fund’s short positions may range from approximately 20% to 70%. The Sub-Adviser intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) for the overall portfolio of approximately 50% to 100%.
When selecting investments for the Fund, the Sub-Adviser employs its proprietary algorithm that looks at historical performance for the security (or asset class) over various periods within the prior 24 months to identify the presence of upward bias (i.e., price momentum). The Sub-Adviser defines upward bias as the propensity for price appreciation driven by factors that include, but may not be limited to, economic growth, industry sector innovations, and inflation. The Sub-Adviser’s proprietary algorithm will apply multiple momentum indicators (e.g., moving averages, price movements and volatility) to the security or asset class to assess the presence of an upward bias and, if present, the strength of the upward bias. The results are compared by the proprietary algorithm to historical performance data for the security or asset class over various periods within the prior 24 months to assess the likelihood of market appreciation. When the consensus of indicators exceeds a predetermined threshold, the Sub-Adviser believes this confirms the presence of upward bias and will generally take a long position in that security or asset class because it suggests higher prices are likely. When a security or asset class does not exceed the Sub-Adviser’s predetermined thresholds, the Sub-Adviser may take a short position in that security or asset class because it suggests prices may decline.
The Fund may hold long or short positions in inverse ETFs and inverse leveraged ETFs. Inverse ETFs seek to provide investment results that match a negative (i.e., the opposite) of the performance of an underlying asset. Inverse leveraged ETFs seek to provide investment results that match a negative multiple of the performance of an underlying asset. Inverse and inverse leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the inverse of the performance of their underlying asset during the same period of time. The Sub-Adviser will actively monitor (i.e., daily) its positions in these ETFs to ensure the Fund’s exposure is not being negatively impacted by the compounding effect of these funds. The Fund’s exposure to these ETFs will vary over time, and the Fund will typically hold four or fewer inverse ETFs or inverse leveraged ETFs. The results of the Sub-Adviser’s proprietary algorithm will dictate the Fund’s exposure.
The Sub-Adviser’s investment selection criteria for ETFs includes a review of its structure, relative performance among its peer group and the broader market (e.g., the S&P 500 Index), total operating expense ratio, assets under management, liquidity, and a minimum track record of five years. The Fund may take larger positions in certain securities or asset classes as dictated by the Sub-Adviser’s investment selection criteria described above. The Sub-Adviser expects to typically use ETFs to provide exposure to asset classes, but may invest in individual equity securities if it believes they will provide a more efficient means to achieve the desired exposure.
The Sub-Adviser expects to reallocate the Fund’s portfolio at least monthly. This could result in the Fund having a high portfolio turnover rate. In addition, while it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweight compared to others because the Sub-Adviser seeks the best investment opportunities regardless of sector.
Because the Fund intends to operate as a “non-diversified” fund that means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. The Fund may invest a significant percentage of its assets in one or more ETFs.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Principal Investment Risks.”
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Momentum Style Risk. Investing in or having exposure to securities with the highest relative momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross- section of securities. Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued highest relative momentum. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Fund using a momentum strategy may suffer.
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Short Sale Risk. Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify the Fund’s exposure to assets that decline in value and increase the volatility of the Fund’s net asset value. If the price of a security which the Fund has sold short increases between the time of the short sale and when the position is closed out, the Fund will incur a loss equal to the increase in price from the time of the short sale plus any related interest payments, dividends, transaction or other costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Purchasing a security to cover a short position can itself cause the price of the security to rise, potentially exacerbating a loss or reducing a gain. In addition, the Fund is subject to the risk that the lender of a security will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. A Fund that uses short sales is subject to the risk that its prime broker will be unwilling or unable to perform its contractual obligations. Regulatory restrictions limit the extent to which the Fund may engage in short sales.
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally. Those special risks may arise due to differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.
Government Securities Risk. The Fund invests in U.S. Treasury obligations and securities issued or guaranteed by the U.S. Treasury. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.
Risk of Investing in Other ETFs. Because the Fund may invest in other ETFs, the Fund’s investment performance is impacted by the investment performance of the selected underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s underlying ETFs may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s, Sub-Adviser’s, or portfolio managers’ success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Adviser, Sub-Adviser, and the portfolio managers and the skill of the Adviser, Sub-Adviser, and/or portfolio managers in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Adviser, Sub-Adviser, or portfolio managers about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.
Monthly Reallocation Risk. Because the Sub-Adviser will generally reallocate the Fund’s portfolio on a monthly basis, (i) the Fund’s market exposure may be affected by significant market movements promptly following the monthly rebalancing that are not predictive of the market’s performance for the subsequent period and (ii) changes to the Fund’s market exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect promptly following the rebalance. Such lags between market performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader equity market.
High Portfolio Turnover Risk. The Fund’s investment strategy may result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.
Inverse, and Inverse Leveraged ETF Risk. Inverse and inverse leveraged ETFs expose the Fund to all of the risks that traditional ETFs present. Inverse ETFs seek to provide investment results that match a negative (i.e., the opposite) of the performance of an underlying asset class. Leveraged inverse ETFs seek to provide investment results that match a negative multiple of the performance of an underlying asset class. All those types of ETFs rely to some degree, often extensively, on derivatives to achieve their objectives and, thus, the Fund is indirectly exposed to derivatives risk through its investments in these ETFs. Further, investments in inverse, or inverse leveraged ETFs are subject to the risk that the performance of the ETF will not correlate with the underlying asset class as intended. Inverse and inverse leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying asset class during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.
Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and medium- capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small- and medium-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
PERFORMANCE
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at http://nextgenemp.com/.
INVESTMENT ADVISER

Investment Adviser:	Empowered Funds, LLC dba EA Advisers (“Adviser”)
Investment Sub-Adviser:	NextGen EMP, Inc.
PORTFOLIO MANAGERS
Wayne Penello, Founder, President and Chief Investment Officer of the Sub-Adviser and Robert Coakley, Portfolio Manager of the Sub-Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Penello and Coakley have served as the portfolio managers of the Fund since its inception.
PURCHASE AND SALE OF SHARES
The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares known as “Creation Units,” and only APs (typically, broker-dealers) may purchase or redeem Creation Units. Creation Units generally are issued and redeemed ‘in-kind’ for securities and partially in cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an Individual Retirement Account (“IRA”) or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

EFFICIENT MARKET PORTFOLIO LONG ETF
Fund Summary
INVESTMENT OBJECTIVE
The Efficient Market Portfolio Long ETF (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.00%
Acquired Fund Fees and Expenses[1,2]	0.37%
Total Annual Fund Operating Expenses	1.37%
1 Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.
2 “Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
$139	$434
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing an investment strategy that leverages NextGen EMP, Inc’s, the Fund’s sub-adviser (the “Sub-Adviser”), proprietary algorithm to estimate which asset classes or sectors of the economy are likely to exceed the returns of the overall U.S. equity market.
The algorithm has been designed to identify patterns and trends in historical data and real-time market data, resulting in price predictions for asset classes and/or sectors. The Sub-Adviser believes that by identifying emerging trends and patterns, it can construct a portfolio that provides exposure to asset classes and/or sectors that are expected to outperform the overall U.S. equity market while providing downside protection from those asset classes and/or sectors expected to underperform the overall U.S. equity market
The Fund’s portfolio will be allocated across ETFs or individual equity securities. The Fund will invest in asset classes or sectors that have been identified by the Sub-Adviser’s proprietary algorithm as being statistically likely to outperform the overall U.S. equity market.
When investing in underlying ETFs, the Fund will hold typically 12 to 24 ETFs that provide exposure to the desired asset classes or sectors. The asset classes analyzed by the Sub-Adviser generally include, among others, U.S. equities of small-, mid-, and large-capitalization companies, U.S. Treasury securities, and foreign equity securities. The Fund’s exposure to foreign equity securities will be through investments in other ETFs and it may include exposure to small-, mid- and/or large- capitalization companies. In addition, at times, the Fund may invest in ETFs that focus their investments on a particular country and/or region.

When selecting investments for the Fund, the Sub-Adviser employs its proprietary algorithm that looks at historical performance for the security (or asset class) over various periods within the prior 24 months to identify the presence of upward bias (i.e., price momentum). The Sub-Adviser defines upward bias as the propensity for price appreciation driven by factors that include, but may not be limited to, economic growth, industry sector innovations, and inflation. The Sub-Adviser’s proprietary algorithm will apply multiple momentum indicators (e.g., moving averages, price movements and volatility) to the security or asset class to assess the presence of an upward bias and, if present, the strength of the upward bias. The results are compared by the proprietary algorithm to historical performance data for the security or asset class over various periods within the prior 24 months to assess the likelihood of market appreciation. When the consensus of indicators exceeds a predetermined threshold, the Sub-Adviser believes this confirms the presence of upward bias and will generally take a long position in that security or asset class because it suggests higher prices are likely.
To hedge against an expected market decline, the Fund may invest in inverse ETFs and inverse leveraged ETFs. Inverse ETFs seek to provide investment results that match a negative (i.e., the opposite) of the performance of an underlying asset. Inverse leveraged ETFs seek to provide investment results that match a negative multiple of the performance of an underlying asset. Inverse and inverse leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the inverse of the performance of their underlying asset during the same period of time. The Sub-Adviser will actively monitor (i.e., daily) its positions in these ETFs to ensure the Fund’s exposure is not being negatively impacted by the compounding effect of these funds. The Fund’s exposure to these ETFs will vary over time, and the Fund will typically hold four or fewer inverse ETFs or inverse leveraged ETFs. The results of the Sub-Adviser’s proprietary algorithm will dictate the Fund’s exposure.
The Sub-Adviser’s investment selection criteria for ETFs includes a review of its structure, relative performance among its peer group and the broader market (e.g., the S&P 500 Index), total operating expense ratio, assets under management, liquidity, and a minimum track record of five years. The Fund may take larger positions in certain securities or asset classes as dictated by the Sub-Adviser’s investment selection criteria described above. The Sub-Adviser expects to typically use ETFs to provide exposure to asset classes, but may invest in individual equity securities if it believes they will provide a more efficient means to achieve the desired exposure.
The Sub-Adviser expects to reallocate the Fund’s portfolio at least monthly. This could result in the Fund having a high portfolio turnover rate. In addition, while it is anticipated that the Fund will invest across a range of industries, certain sectors may be overweight compared to others because the Sub-Adviser seeks the best investment opportunities regardless of sector.
Because the Fund intends to operate as a “non-diversified” fund that means it can invest in fewer securities at any one time than a diversified fund and can invest more of its assets in securities of a single issuer than a diversified fund. The Fund may invest a significant percentage of its assets in one or more ETFs.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Principal Investment Risks.”
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Momentum Style Risk. Investing in or having exposure to securities with the highest relative momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross- section of securities. Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued highest relative momentum. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Fund using a momentum strategy may suffer.

Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally. Those special risks may arise due to differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.
Government Securities Risk. The Fund invests in U.S. Treasury obligations and securities issued or guaranteed by the U.S. Treasury. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.
Risk of Investing in Other ETFs. Because the Fund may invest in other ETFs, the Fund’s investment performance is impacted by the investment performance of the selected underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s underlying ETFs may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s, Sub-Adviser’s, or portfolio managers’ success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Adviser, Sub-Adviser, and the portfolio managers and the skill of the Adviser, Sub-Adviser, and/or portfolio managers in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Adviser, Sub-Adviser, or portfolio managers about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.
Monthly Reallocation Risk. Because the Sub-Adviser will generally reallocate the Fund’s portfolio on a monthly basis, (i) the Fund’s market exposure may be affected by significant market movements promptly following the monthly rebalancing that are not predictive of the market’s performance for the subsequent period and (ii) changes to the Fund’s market exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect promptly following the rebalance. Such lags between market performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader equity market.
High Portfolio Turnover Risk. The Fund’s investment strategy may result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.
Inverse, and Inverse Leveraged ETF Risk. Inverse and inverse leveraged ETFs expose the Fund to all of the risks that traditional ETFs present. Inverse ETFs seek to provide investment results that match a negative (i.e., the opposite) of the performance of an underlying asset class. Leveraged inverse ETFs seek to provide investment results that match a negative multiple of the performance of an underlying asset class. All those types of ETFs rely to some degree, often extensively, on derivatives to achieve their objectives and, thus, the Fund is indirectly exposed to derivatives risk through its investments in these ETFs. Further, investments in inverse, or inverse leveraged ETFs are subject to the risk that the performance of the ETF will not correlate with the underlying asset class as intended. Inverse and inverse leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying asset class during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.
Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and medium- capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small- and medium-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
PERFORMANCE
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at http://nextgenemp.com/.
INVESTMENT ADVISER

Investment Adviser:	Empowered Funds, LLC dba EA Advisers (“Adviser”)
Investment Sub-Adviser:	NextGen EMP, Inc.
PORTFOLIO MANAGERS
Wayne Penello, Founder, President and Chief Investment Officer of the Sub-Adviser and Robert Coakley, Portfolio Manager of the Sub-Adviser, are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Penello and Coakley have served as the portfolio managers of the Fund since its inception.

PURCHASE AND SALE OF SHARES
The Fund issues and redeems Shares on a continuous basis only in large blocks of Shares known as “Creation Units,” and only APs (typically, broker-dealers) may purchase or redeem Creation Units. Creation Units generally are issued and redeemed ‘in-kind’ for securities and partially in cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV. Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an Individual Retirement Account (“IRA”) or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
Each Fund’s investment objective is a non-fundamental investment policy and may be changed without a vote of shareholders upon prior written notice to shareholders. Shareholders will be provided with at least 60 days’ prior written notice of such change.
Temporary Defensive Positions. From time to time, each Fund may take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. In those instances, a Fund may hold up to 100% of its assets in cash; short-term U.S. government securities and government agency securities; investment grade money market instruments; money market mutual funds; investment grade fixed income securities; repurchase agreements; commercial paper; cash equivalents; and exchange-traded investment vehicles that principally invest in the foregoing instruments. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective.
ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT RISKS
The following information is in addition to, and should be read along with, the description of each Fund’s principal investment risks in the sections titled “Fund Summary—Principal Investment Risks” above. Each Fund expects to be exposed to these risks indirectly through its investments in other ETFs. However, if a Fund elects to invest directly in a particular type of security it will be directly exposed to relevant risks noted herein.
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Momentum Style Risk. Investing in or having exposure to securities with the highest relative momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross- section of securities. Returns on securities that have previously exhibited momentum may be less than returns on other styles of investing or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments, and stocks that previously exhibited high momentum may not experience continued highest relative momentum. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of the Fund using a momentum strategy may suffer.
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Short Sale Risk (Efficient Market Portfolio Plus ETF only). Short selling is generally considered speculative, has the potential for unlimited loss and may involve leverage, which can magnify the Fund’s exposure to assets that decline in value and increase the volatility of the Fund’s net asset value. If the price of a security which the Fund has sold short increases between the time of the short sale and when the position is closed out, the Fund will incur a loss equal to the increase in price from the time of the short sale plus any related interest payments, dividends, transaction or other costs. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Purchasing a security to cover a short position can itself cause the price of the security to rise, potentially exacerbating a loss or reducing a gain. In addition, the Fund is subject to the risk that the lender of a security will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. A Fund that uses short sales is subject to the risk that its prime broker will be unwilling or unable to perform its contractual obligations. Regulatory restrictions limit the extent to which the Fund may engage in short sales.
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally. Those special risks may arise due to differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.
Government Securities Risk. The Fund invests in U.S. Treasury obligations and securities issued or guaranteed by the U.S. Treasury. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.
Risk of Investing in Other ETFs. Because the Fund may invest in other ETFs, the Fund’s investment performance is impacted by the investment performance of the selected underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s underlying ETFs may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee schedule above as “Acquired Fund Fees and Expenses.”
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on an Exchange or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. When markets are stressed, Shares could suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and APs to reduce their market activity or “step away” from making a market in ETF shares. This could cause a Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13% and 20%). There can be no assurance that the requirements of the Exchange necessary to maintain the listing of each Fund will continue to be met or will remain unchanged. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s, Sub-Adviser’s, or portfolio managers’ success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Adviser, Sub-Adviser, and the portfolio managers and the skill of the Adviser, Sub-Adviser, and/or portfolio managers in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Adviser, Sub-Adviser, or portfolio managers about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.
Monthly Reallocation Risk. Because the Sub-Adviser will generally reallocate the Fund’s portfolio on a monthly basis, (i) the Fund’s market exposure may be affected by significant market movements promptly following the monthly rebalancing that are not predictive of the market’s performance for the subsequent period and (ii) changes to the Fund’s market exposure may lag a significant change in the market’s direction (up or down) by as long as a month if such changes first take effect promptly following the rebalance. Such lags between market performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader equity market.
High Portfolio Turnover Risk. The Fund’s investment strategy may result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.
Inverse, and Inverse Leveraged ETF Risk. Inverse and inverse leveraged ETFs expose the Fund to all of the risks that traditional ETFs present. Inverse ETFs seek to provide investment results that match a negative (i.e., the opposite) of the performance of an underlying asset class. Leveraged inverse ETFs seek to provide investment results that match a negative multiple of the performance of an underlying asset class. All those types of ETFs rely to some degree, often extensively, on derivatives to achieve their objectives and, thus, the Fund is indirectly exposed to derivatives risk through its investments in these ETFs. Further, investments in inverse, or inverse leveraged ETFs are subject to the risk that the performance of the ETF will not correlate with the underlying asset class as intended. Inverse and inverse leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying asset class during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.
Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and medium- capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small- and medium-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
FUND MANAGEMENT
Investment Adviser
Empowered Funds, LLC dba EA Advisers serves as the Funds’ investment adviser (the “Adviser”). The Adviser is located at 19 East Eagle Road, Havertown, Pennsylvania 19083 and is wholly-owned by Alpha Architect, LLC. The Adviser is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940 and provides investment advisory services to the Funds, other exchange-traded funds, and Alpha Architect, LLC, its parent company. The Adviser was founded in October 2013.
The Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with each Fund’s objectives, policies and restrictions. The Adviser continuously reviews, supervises and administers each Fund’s investment programs pursuant to the terms of investment advisory agreement (the “Advisory Agreement”) between the Trust and the Adviser. The Adviser is entitled to an annual advisory fee based on its average daily net assets for the services and facilities it provides payable at the annual rates set forth in the table below:

Fund	Advisory Fee
Efficient Market Portfolio Plus ETF	1.00%
Efficient Market Portfolio Long ETF	1.00%
The Adviser (or an affiliate of the Adviser) bears all of the Adviser’s own costs associated with providing these advisory services and all expenses of the Funds, except for the fee payment under the Advisory Agreement, payments under the Funds’ Rule 12b-1 Distribution and Service Plan (the “Plan”), brokerage expenses, acquired fund fees and expenses (including affiliated funds’ fees and expenses), taxes (including tax-related services), interest (including borrowing costs), litigation expenses (including class action-related services) and other non-routine or extraordinary expenses.
The Advisory Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on 60 days’ written notice to the Adviser, and by the Adviser upon 60 days’ written notice, and that it shall be automatically terminated if it is assigned. The Adviser retains the authority, pursuant to the terms of the investment sub-advisory agreement, to exercise its right to control the overall management of each Fund’s assets.
Investment Sub-Adviser
The Adviser has retained NextGen EMP, Inc., an investment adviser registered with the SEC, to provide sub-advisory services for the Funds. The Sub-Adviser is organized as a Texas corporation with its principal office located at 1671 Brunes Mill Road, Columbus, Texas 78934, and was founded in 2024. The Sub-Adviser offers investment management services to individuals, trusts, estates, charitable organizations, corporations and other business entities in accordance with their stated investment objectives. The Sub-Adviser is responsible for determining the investments for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.
The Sub-Adviser is responsible for selecting the investments for the Funds in accordance with the Fund’s objectives, policies and restrictions. The Sub-Adviser is not responsible for selecting brokers or placing the Funds’ trades. Rather, the Sub-Adviser constructs the overall portfolio and provides trading signals to the Adviser, and, in turn, the Adviser is responsible for selecting brokers and placing the Funds’ trades.
For its services, the Adviser pays Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate based on each Fund’s average daily net assets as follows:

Fund	Sub-Advisory Fee
Efficient Market Portfolio Plus ETF	0.50%
Efficient Market Portfolio Long ETF	0.50%
Fund Sponsor
The Adviser has entered into a fund sponsorship agreement with the Sub-Adviser pursuant to which the Sub-Adviser is also the sponsor of the Funds (“Fund Sponsor”). Under this arrangement, the Fund Sponsor has agreed to provide financial support to the Funds (as described below) and, in turn, the Adviser has agreed to share with the Fund Sponsor a portion of profits, if any, generated by each Fund’s Advisory Fee (also as described below). Every month, the Advisory Fee, which is a unitary management fee, is calculated and paid to the Adviser.

If the amount of the unitary management fee exceeds each Fund’s operating expenses and the Adviser-retained amount, the Adviser pays the net total to the Fund Sponsor. The amount paid to the Fund Sponsor represents both the sub-advisory fee and any remaining profits from the Advisory Fee. During months where there are no profits or the funds are not sufficient to cover the entire sub-advisory fee, the sub-advisory fee is automatically waived.
If the amount of the unitary management fee is less than each Fund’s operating expenses and the Adviser-retained amount, Fund Sponsor is obligated to reimburse the Adviser for the shortfall.
The Adviser-retained amount represents an agreed upon fee arrangement between the Adviser and Fund Sponsor. This arrangement calls for the Fund Sponsor to pay the Adviser a fee and reimburse the Adviser for certain Fund operating expenses it paid pursuant to the Advisory Agreement.
APPROVAL OF ADVISORY AGREEMENT & INVESTMENT SUB-ADVISORY AGREEMENTS
A discussion regarding the basis for the Board’s approval of the Advisory Agreement and the sub-advisory agreement with respect to the Fund will be available in the Funds’ Form N-CSR for the fiscal period ending May 31, 2025.
Manager of Managers Structure
The Adviser and the Trust have received an exemptive order (the “Order”) from the SEC that allows each Fund to operate in a “manager of managers” structure whereby the Adviser can appoint and replace unaffiliated sub-advisers, and enter into, amend and terminate sub-advisory agreements with such sub-advisers, each subject to Board approval, but without obtaining prior shareholder approval (“Manager of Managers Structure”). Each Fund will, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring, to the extent the Fund is relying on the Order. The Order provides each Fund with greater flexibility and efficiency by preventing the Fund from incurring the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.
To the extent each Fund relies on the Order, a Fund’s use of the Manager of Managers Structure is subject to certain conditions that are set forth in the Order. Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee sub-advisers and recommend their hiring, termination and replacement. The Adviser will also, subject to the review and approval of the Board; set each Fund’s overall investment strategy; evaluate, select and recommend sub-advisers to manage all or a portion of each Fund’s assets; and implement procedures reasonably designed to ensure that each sub-adviser complies with each Fund’s investment goal, policies and restrictions. Subject to review by the Board, the Adviser will allocate and, when appropriate, reallocate each Fund’s assets among sub-advisers and monitor and evaluate the sub-advisers’ performance.
PORTFOLIO MANAGERS
Mr. Wayne Penello founded the Sub-Adviser and has served as its President and Chief Investment Officer since 2024. He is also founder, President, and Chief Investment Officer of ANOVA Management Inc., an affiliated registered investment adviser, since 2005. In addition, Mr. Penello is an advisor to the board of directors for Aegis-Hedging Solutions, since December 2020. Previously, he was Chief Executive Officer and President at Risked Revenue Energy Associates (a risk management consulting firm) from 2001 to 2020.
Mr. Robert Coakley joined the Sub-Adviser and has served as Vice President Investment Strategies since 2024. He joined ANOVA Management Inc. and has served as Vice President Investment Strategies since May 2023. He is also the Chief Executive Officer at Natured Ease, LLC (a broad producer of hemp CBD products, tinctures and creams), since February 20220. Previously, Mr. Coakley has held the following positions: Chief Executive Officer at The CBD Factories (producer of T-Free Broad Spectrum CBD distillate) (2019-2023); Chief Research Officer at bluTonic, Inc (digital advertising firm) (2018-2021); Chairman at Coed Media Group LLC (2004-2018); and Chairman at Swim Futures (1985-2006). In addition, Mr. Coakley brings over 35 years of experience in commodity and stock trading to the Sub-Adviser. Mr. Coakley was a member of the New York Mercantile Exchange for over 20 years, where he owned and operated Win Futures Inc., a commodity-trading firm.
The SAI provides additional information about the portfolio managers, including other accounts each manages, their ownership in each Fund, and compensation.
OTHER SERVICE PROVIDERS
Quasar Distributors, LLC (“Distributor”) serves as the distributor of Creation Units (defined above) for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, is the administrator, fund accountant, and transfer agent for the Funds.
U.S. Bank National Association is the custodian for the Funds.
Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust.

Tait, Weller & Baker LLP, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as each Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of each Fund.
THE EXCHANGE
Shares are not sponsored, endorsed or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing or trading of Shares. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
BUYING AND SELLING FUND SHARES
Each Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. Creation Units are generally issued and redeemed only in-kind for securities although a portion may be in cash.
Shares will trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors, called Authorized Participants or “APs,” will purchase and redeem Shares directly from the Funds. APs may acquire Shares directly from the Funds, and APs may tender their Shares for redemption directly to the Funds, at NAV per Share only in large blocks, or Creation Units. Purchases and redemptions directly with each Fund must follow the Fund’s procedures, which are described in the SAI.
Except when aggregated in Creation Units, Shares are not redeemable with each Fund.
BUYING AND SELLING SHARES ON THE SECONDARY MARKET
Most investors will buy and sell Shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. The Trust does not impose any redemption fees or restrictions on redemptions of Shares in the secondary market. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the Funds and no minimum number of Shares you must buy.
Shares of each Fund are listed on the Exchange under the following symbol:

Fund	Exchange	Trading Symbol
Efficient Market Portfolio Plus ETF	NYSE Arca, Inc.	EMPB
Efficient Market Portfolio Long ETF	NYSE Arca, Inc.	EMPL
The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.
Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Funds.
Share Trading Prices. The trading prices of Shares may differ from a Fund’s daily NAV and can be affected by market forces of supply and demand for Shares, the prices of a Fund’s portfolio securities, economic conditions and other factors.

The Exchange through the facilities of the Consolidated Tape Association or another market information provider intends to disseminate the approximate value of each Fund’s portfolio every fifteen seconds during regular U.S. trading hours. This approximate value should not be viewed as a “real-time” update of the NAV of the fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. Each Fund is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.
Continuous Offering. The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940, as amended (the “Investment Company Act”). As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.
ACTIVE INVESTORS AND MARKET TIMING
The Board has evaluated the risks of market timing activities by the Funds’ shareholders. The Board noted that Shares can be purchased and redeemed directly from the Funds only in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Funds, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in each Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Funds, to the extent effected in-kind (i.e., for securities), the Board noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Funds and increased transaction costs, which could negatively impact each Fund’s ability to achieve its investment objective, although in certain circumstances (e.g., in conjunction with a reallocation of each Fund’s investments), such trades may benefit Fund shareholders by increasing the tax efficiency of the Funds. The Board also noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. In addition, the Funds will impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Funds in effecting trades. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.
DISTRIBUTION AND SERVICE PLAN
Each Fund has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, each Fund may be authorized to pay distribution fees of up to 0.25% of its average daily net assets each year to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). As of the date of this Prospectus, the maximum amount payable under the Plan is set at 0% until further action by the Board. In the event 12b-1 fees are charged, over time they would increase the cost of an investment in the Funds because they would be paid on an ongoing basis.
NET ASSET VALUE
The NAV of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.
Each Fund calculates its NAV per Share by:
•Taking the current market value of its total assets,

•Subtracting any liabilities, and
•Dividing that amount by the total number of Shares owned by shareholders.
If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.
Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a nonexchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.
The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by the Funds.
Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
If a market price is not readily available or is deemed not to reflect market value, the Funds will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board.
To the extent each Fund holds securities that may trade infrequently, fair valuation may be used more frequently. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Shares. However, when each Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare each Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.
FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust maintains a website for the Funds at http://nextgenemp.com/. Among other things, the website includes this Prospectus and the SAI, and will include the Fund’s annual and semi-annual reports to shareholders, financial information, holdings, and proxy information. The website shows each Fund’s daily NAV per share, market price, and premium or discount, each as of the prior business day. The website also shows the extent and frequency of each Fund’s premiums and discounts. Further, the website includes each Fund’s median bid-ask spread over the most recent thirty calendar days.
Each day a Fund is open for business, the Trust publicly disseminates each Fund’s full portfolio holdings as of the close of the previous day through its website at http://nextgenemp.com/. A description of the Trust’s policies and procedures with respect to the disclosure of a Fund’s portfolio holdings is available in the SAI.
INVESTMENTS BY OTHER INVESTMENT COMPANIES
For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by Rule 6c-11, Rule 12d1-4, or an exemptive order of the SEC.
DIVIDENDS, DISTRIBUTIONS, AND TAXES
As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when:
•Your Fund makes distributions,
•You sell your Shares listed on the Exchange, and
•You purchase or redeem Creation Units.

Dividends and Distributions
Dividends and Distributions. Each Fund intends to elect and intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, a Fund generally pays no U.S. federal income tax on the income and gains it distributes to you. Each Fund expects to declare and to distribute its net investment income, if any, to shareholders as dividends annually. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate U.S. federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.
Avoid “Buying a Dividend.” At the time you purchase Shares of a Fund, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
Taxes
Tax Considerations. Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For U.S. federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gain no matter how long you have owned your Shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by certain shareholders at long-term capital gain rates provided certain holding period requirements are met.
Taxes on Sales of Shares. A sale or exchange of Shares is a taxable event and, accordingly, a capital gain or loss will generally be recognized. Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Shares) of U.S. individuals, estates, and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your U.S. federal income tax return.
Backup Withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. A Fund also must backup withhold if the Internal Revenue Service (“IRS”) instructs it to do so. When backup withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and Local Taxes. Fund distributions and gains from the sale or exchange of your Shares generally are subject to applicable state and local taxes.
Taxes on Purchase and Redemption of Creation Units. An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the cash amount paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the cash amount received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might not be deductible.
Under current U.S. federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.
If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Non-U.S. Investors. Non-U.S. investors may be subject to U.S. federal withholding tax at a 30% or lower treaty rate and are subject to special U.S. federal tax certification requirements to avoid backup withholding and claim any treaty benefits. An exemption from U.S. federal withholding tax is provided for capital gain dividends paid by a Fund from long-term capital gains, if any. However, interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends may be exempt from U.S. withholding provided the Fund makes certain designations and other requirements are met. Furthermore, notwithstanding such exemptions from U.S. federal withholding at the source, any such dividends and distributions of income and capital gains will be subject to U.S. federal backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. In addition, U.S. estate tax may apply to Shares of a Fund.
Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (FATCA), each Fund will be required to withhold a 30% tax on (i) income dividends paid by the Fund, and (ii) possibly in the future, certain capital gain distributions and the proceeds arising from the sale of Shares paid by the Fund, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
Possible Tax Law Changes. At the time that this prospectus is being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will be made or what the changes might entail.
This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about U.S. federal, state, local or foreign tax consequences before making an investment in a Fund.
FINANCIAL HIGHLIGHTS
Each Fund is newly organized and therefore has not yet had any operations as of the date of this Prospectus and does not have financial highlights to present at this time.

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Additional information about each Fund is in its annual and semi-annual reports to shareholders and in Form N-CSR. The annual report explains the market conditions and investment strategies affecting each Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
STATEMENT OF ADDITIONAL INFORMATION
The SAI dated December 7, 2024, which contains more details about the Funds, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.
To receive a free copy of the latest annual or semi-annual report, or the SAI, or to request additional information about the Funds, please contact us as follows:

Call:	(215) 882-9983

Write:	19 East Eagle Road
Havertown, PA 19083

Visit:	http://nextgenemp.com/
INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION
Reports and other information about the Funds are also available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•For a duplicating fee, by e-mail request to publicinfo@sec.gov.

Investment Company Act File No. 811-22961.